TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

16. TRADE AND OTHER PAYABLES

This account consists of the following:

	2023	2024
Trade payables	18,608	15,336
Other payables	441	454
Total trade and other payables	19,049	15,790

The breakdown of trade payables is as follows:

	2023	2024
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	2,399	2,631
Purchases of equipments, materials, and services	430	382
Payables to other telecommunication providers	161	248
Sub-total	2,990	3,261
Third parties
Purchases of equipments, materials, and services	12,742	9,725
Payables to other telecommunication providers	2,876	2,350
Sub-total	15,618	12,075
Total	18,608	15,336

Trade payables by currency are as follows:

	2023	2024
Rupiah	15,929	13,217
U.S. Dollar	2,537	2,059
Others	142	60
Total	18,608	15,336

Terms and conditions of the trade and other payables:

a.	The Group's trade payables and other payables are non-interest bearing and normally settled within 1 year term.
b.	Refer to Note 31c for details on related party transactions.
c.	Refer to Note 34b.v for the Group's liquidity risk management.

GSD, Telkom Akses, and Mitratel entered into supply chain financing with several banks. Those facilities can be used by the GSD, Telkom Akses and Mitratel's supplier to obtain payment of invoices that have been approved to be paid by the bank in accordance with certain terms and conditions. As of December 31, 2023 and 2024, the carrying amount of liabilities under supplier finance arrangement is as follows:

	2023	2024
Liabilities under supplier finance arrangement	257	475
Total amount of which the supplier has received payment from finance provider	257	473
Range of payment due dates	1-3 month	1-3 month

There were no material business combinations or foreign exchange differences that would affect the liabilities under the supplier finance arrangement in either period. There were non-cash transfers from trade payables to liabilities under the supplier finance arrangement in 2023 and 2024 amounted to Rp61 billion and Rp115 billion, respectively.